FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Asset Management, Inc.
Address: 	5530 Wisconsin Avenue
         		Suite 1500
         		Chevy Chase, MD 20815

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Arthur A. Adler, Jr.
Title:    	President
Phone:    	301 656-2060
Signature, Place, and Date of Signing:

    Arthur A. Adler, Jr.             Chevy Chase, MD  October 21, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:   	105

Form 13F Information Table Value Total:   	$118,763



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Dodge & Cox Stock Fund                          256219106      597 7262.4727SH       SOLE                7262.4727
First Eagle Trust Fd of Amer C                  32007T102      241 12434.2340SH      SOLE               12434.2340
Longleaf Partnrs Small Cap Val                  543069207     2253 116990.2523SH     SOLE              116990.2523
Managers Special Equity Fund                    561717208     1206 23467.6300SH      SOLE               23467.6300
Mass Invest Growth Stock Fund                   575719109      180 20072.6260SH      SOLE               20072.6260
Van Kampen Global Eq                            921133815      123 13337.6210SH      SOLE               13337.6210
Van Kampen Senior Income Fd                     920961109       79 12000.0000SH      SOLE               12000.0000
Vanguard Equity Income Fd                       921921102      470 27052.8325SH      SOLE               27052.8325
Vanguard Index Trust 500                        922908108      986 13096.8032SH      SOLE               13096.8032
Vanguard Intl Growth Fund                       921910204      407 35677.5744SH      SOLE               35677.5744
Vanguard Total Stock Mkt Fd                     922908306      223 11934.3780SH      SOLE               11934.3780
Vanguard/PRIMECAP Fund                          921936100      489 13711.0590SH      SOLE               13711.0590
Chevy Chase Svgs Bk 13% Pfd                     166784207      363    13200 SH       SOLE                    13200
3M Co                          COM              88579Y101      513     4669 SH       SOLE                     4669
AMEX Consum Staples Sel Index  COM              81369Y308     2508   126720 SH       SOLE                   126720
AMEX Cycl/Transp Sel Sect Inde COM              81369Y407      504    22250 SH       SOLE                    22250
AMEX Energy Select Index SPDR  COM              81369Y506     2693   127257 SH       SOLE                   127257
AMEX Financial Select Index SP COM              81369Y605      752    36380 SH       SOLE                    36380
AMEX Tech Select Index SPDR    COM              81369Y803     1037    87660 SH       SOLE                    87660
AOL Time Warner Inc            COM              00184A105     2195   187640 SH       SOLE                   187640
Abbott Labs                    COM              002824100      331     8200 SH       SOLE                     8200
American Express Co            COM              025816109     1762    56499 SH       SOLE                    56499
American International Group   COM              026874107      247     4509 SH       SOLE                     4509
Amerisourcebergen Corp         COM              03073E105     1596    22350 SH       SOLE                    22350
Anheuser Busch Cos Inc         COM              035229103     2514    49684 SH       SOLE                    49684
Archstone-Smith Trust          COM              039583109      358    15010 SH       SOLE                    15010
BB&T Corp                      COM              054937107      802    22883 SH       SOLE                    22883
BP Amoco PLC                   COM              055622104      678    16982 SH       SOLE                    16982
Bank of America Corp           COM              060505104     4087    64062 SH       SOLE                    64062
Beckman Coulter, Inc           COM              075811109     1236    31940 SH       SOLE                    31940
Berkshire Hathaway A           COM              084670108      443        6 SH       SOLE                        6
Berkshire Hathaway B           COM              084670207     3749     1521 SH       SOLE                     1521
Brinker Intl Inc               COM              109641100      769    29675 SH       SOLE                    29675
Carrollton Bancorp             COM              145282109      252    19002 SH       SOLE                    19002
Cisco Systems Inc              COM              17275R102      342    32615 SH       SOLE                    32615
Citigroup Inc                  COM              172967101     2683    90503 SH       SOLE                    90503
Clear Channel Communications   COM              184502102     5075   146046 SH       SOLE                   146046
Coca-Cola                      COM              191216100      847    17654 SH       SOLE                    17654
Colgate-Palmolive              COM              194162103      516     9566 SH       SOLE                     9566
Comcast Cl A Spl               COM              200300200     1198    57411 SH       SOLE                    57411
Cosmetic Center Cl C           COM              221234305        0   113475 SH       SOLE                   113475
Diamonds Trust                 COM              252787106      357     4700 SH       SOLE                     4700
DuPont E I deNemours & Co      COM              263534109     1010    27988 SH       SOLE                    27988
Eli Lilly & Co                 COM              532457108      294     5311 SH       SOLE                     5311
Equity Residential Prop Tr     COM              29476L107     2287    95524 SH       SOLE                    95524
Exxon Mobil Corp               COM              30231G102     1882    59010 SH       SOLE                    59010
First Data Corporation         COM              319963104      281    10050 SH       SOLE                    10050
Ford Motor Co                  COM              345370860      304    30998 SH       SOLE                    30998
Freddie Mac                    COM              313400301      306     5473 SH       SOLE                     5473
Friedman, Billings, Ramsey Grp COM              358433100      430    42445 SH       SOLE                    42445
General Electric Co            COM              369604103     7053   286112 SH       SOLE                   286112
Gillette Co                    COM              375766102      875    29546 SH       SOLE                    29546
Glaxo Smithkline PLC ADR       COM              37733W105      240     6257 SH       SOLE                     6257
HCA Healthcare Co              COM              404119109      864    18150 SH       SOLE                    18150
HCR Manor Care Inc             COM              564055101      539    23998 SH       SOLE                    23998
Heilig Meyers Co               COM              422893107        1   537283 SH       SOLE                   537283
Home Depot Inc                 COM              437076102     1046    40088 SH       SOLE                    40088
I B M Corporation              COM              459200101     3952    67777 SH       SOLE                    67777
Intel Corp                     COM              458140100      775    55796 SH       SOLE                    55796
J Hancock Regional Bk Fd Cl A  COM              409905106      233     6346 SH       SOLE                     6346
John Hancock Financial Svcs    COM              41014S106      267     9620 SH       SOLE                     9620
Johnson & Johnson              COM              478160104     2664    49258 SH       SOLE                    49258
Kimberly-Clark Corp            COM              494368103      396     7000 SH       SOLE                     7000
Lockheed Martin Corp           COM              539830109      453     7008 SH       SOLE                     7008
ML Pharmaceutical Holders      COM              71712A206      469     6800 SH       SOLE                     6800
Marriott Intl Inc New Cl A     COM              571903202      442    15248 SH       SOLE                    15248
Mercantile Bankshares          COM              587405101      294     7700 SH       SOLE                     7700
Merck & Co                     COM              589331107     1511    33060 SH       SOLE                    33060
Merit Acquisition Corp         COM                               0    41666 SH       SOLE                    41666
Microsoft Corporation          COM              594918104     2237    51147 SH       SOLE                    51147
Mills Corp                     COM              601148109      602    20300 SH       SOLE                    20300
Motorola Inc                   COM              620076109      363    35652 SH       SOLE                    35652
NASDAQ 100 Index SPDR          COM              631100104      215    10385 SH       SOLE                    10385
North Track PSE Tech 100 Indx  COM              663038875     3138   275288 SH       SOLE                   275288
Oracle Systems                 COM              68389X105      288    36680 SH       SOLE                    36680
Oshkosh Truck Corp             COM              688239201     1404    24900 SH       SOLE                    24900
Pelican Financial Inc          COM              705808103      154    29134 SH       SOLE                    29134
Pfizer Inc                     COM              717081103     5529   190526 SH       SOLE                   190526
Probusiness Services Inc       COM              742674104      127    20000 SH       SOLE                    20000
Proctor & Gamble               COM              742718109     1122    12555 SH       SOLE                    12555
Riggs National Corp            COM              766570105      291    20331 SH       SOLE                    20331
Royal Bank Canada              COM              780087102      974    29413 SH       SOLE                    29413
S&P's Depositary Receipts      COM              78462F103     3597    43977 SH       SOLE                    43977
SBC Communications Inc         COM              78387G103      919    45715 SH       SOLE                    45715
Sealant Solutions Inc          COM              81207P105        2    90000 SH       SOLE                    90000
Silver Diner Inc               COM              827655101        3    10000 SH       SOLE                    10000
Snap-On Inc                    COM              833034101     2620   113995 SH       SOLE                   113995
Southern Financial Bank Corp   COM              842870107      324    11175 SH       SOLE                    11175
SunTrust Banks Inc             COM              867914103     1194    19417 SH       SOLE                    19417
TRW Incorporated               COM              872649108      872    14895 SH       SOLE                    14895
Texas Instruments              COM              882508104      570    38604 SH       SOLE                    38604
The Goldman Sachs Group Inc    COM              38141G104     1981    30005 SH       SOLE                    30005
Tidalwave Holdings Inc         COM              886352103        0    10000 SH       SOLE                    10000
US Technologies                COM              91272D309        0    10000 SH       SOLE                    10000
United Parcel Service          COM              911312106     1099    17580 SH       SOLE                    17580
Vanguard Special Energy Port   COM              921908109     1435    62264 SH       SOLE                    62264
Varian Medical Systems Inc     COM              92220P105      635    14780 SH       SOLE                    14780
Verizon Communications         COM              92343V104     1177    42893 SH       SOLE                    42893
Viacom Inc Cl B                COM              925524308     2571    63404 SH       SOLE                    63404
Wachovia Corp                  COM              929903102     1552    47480 SH       SOLE                    47480
Wal-Mart Stores Inc            COM              931142103     2155    43768 SH       SOLE                    43768
Walt Disney Co                 COM              254687106      525    34685 SH       SOLE                    34685
Wells Fargo & Co               COM              949746101      872    18100 SH       SOLE                    18100
Wendy's International          COM              950590109      396    11975 SH       SOLE                    11975
Wyeth                          COM              983024100     1289    40530 SH       SOLE                    40530